Fair Value Measurements - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Quoted Prices in Active Markets (Level 1)
Description
Investments held in Trust Account	$ 414,258,248	$ 414,209,593
Total fair value	435,267,928	449,595,643
Quoted Prices in Active Markets (Level 1) | Cash
Description
Investments held in Trust Account		226
Quoted Prices in Active Markets (Level 1) | Public Warrants
Description
Derivative Liability	21,009,680	35,386,050
Quoted Prices in Active Markets (Level 1) | Private Placement Warrants
Description
Investments held in Trust Account	0	0
Significant Other Observable Inputs (Level 2)
Description
Investments held in Trust Account	0	0
Total fair value	0	0
Significant Other Observable Inputs (Level 2) | Public Warrants
Description
Derivative Liability	0	0
Significant Other Observable Inputs (Level 2) | Private Placement Warrants
Description
Investments held in Trust Account	0	0
Significant Other Unobservable Inputs (Level 3)
Description
Investments held in Trust Account	0	0
Total fair value	10,653,560	18,415,060
Significant Other Unobservable Inputs (Level 3) | Public Warrants
Description
Derivative Liability	0	0
Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants
Description
Investments held in Trust Account	$ 10,653,560	$ 18,415,060